Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
9.	RELATED PARTIES

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with related parties:

	2012				Balances at December 31, 2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	874,135	431,188	(853,911)	—	278,362	(212,302)	66,060
Metallurg-Trust	441	320,047	—	—	161,785	(791)	160,994
Usipar	32,351	—	—	—	—	—	—
TPTU	5,210	209	—	—	19	(560)	(541)
TRMZ	4,509	1,630	—	—	265	(2,108)	(1,843)
Somani	—	6,144	—	—	6,144		6,144
Other	405	359	(798)	3,902	4,802	(198)	4,604

Total	917,051	759,577	(854,709)	3,902	451,377	(215,959)	235,418

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	—	—	176,105	(56)	176,049
Usipar	72,114	61,189	—	—	80,544	—	80,544
TPTU	5,664	11	—	—	5	(633)	(628)
TRMZ	4,446	1,629	—	—	191	(1,221)	(1,030)
Other	202	10	—	—	18	(17)	1

Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge			161	87,836
Related metallurgical plants	1,228,542	419,786	1,390	—
Metallurg-Trust	36	220,168	—	—
Usipar	7,456	13,372	—	—
Laminorul	1,140	12,231	—	—
TPTU	2,857	12	—	—
TRMZ	4,043	1,378	1,278	—
TPP Rousse	—	19,196	—	—
Nerungribank	60	—	49	—
Other	172	29	211	—

Total	1,244,306	686,172	3,089	87,836

(a)	Transactions with the related metallurgical plants

In the second half of 2009, certain Russian and foreign metallurgical plants and trading companies, which were formerly part of the Estar Group or controlled by the Estar Group shareholders (“the related metallurgical plants”) became related parties to the Group through Mechel’s representation on the board of directors, management and other arrangements. In 2009, the companies that had business transactions with the Group were as follows: Volga Fest, Rostov Electrometallurgical Plant, Vostochnaya Mine, Experimental TES, Zlatoust Metallurgical Plant, Guryevsk Metallurgical Plant, Volgograd Small Diameter Pipe Plant (“VSDPP”), and Engels Pipe Plant (“EPP”). In addition, in 2010, the Group started transactions with Donetsk Electrometallurgical Plant, Invicta Merchant Bar, Metrus Trading GmbH, MIR Steel, Nytva, Estar Egypt for Industries. In 2011 and 2012, the Group continued its operations with the related metallurgical plants. These transactions were carried out in the joint interest of both parties in expanding the Group’s operations and products range on the steel market and allowing the related metallurgical plants access to the Group’s strong supply and sales network.

In August 2011, the Group acquired 100% of Invicta Merchant Bar Ltd., a steel plant located in Queenborough, the United Kingdom. In December 2011, the Group acquired Donetsk Electrometallurgical Plant (refer to Note 3(c)).

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

•

Re-selling of goods purchased by the Group either from third parties or entities of the former Estar group to the related metallurgical plants. Proceeds related to these sales amounted to $229,285, $203,134 and $227,512 in the years ended December 31, 2012, 2011 and 2010, respectively.

For part of such transactions, the Group determined that it functioned as a principal, and the amounts of $217,645, $187,831 and $201,186 were included in revenue from sale of goods in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, respectively. In 2012, 2011 and 2010, these sales included $0, $54,167 and $65,774, respectively, of goods produced by the related metallurgical plants and resold further to other entities of the former Estar group.

For the other part of such transactions, the Group determined that their results should be recognized as operating gains. Therefore, they are reported, net of related costs, within other operating income (expenses), net in the consolidated statements of operations and comprehensive income in the amount of $1,845, $2,308 and $1,194 for the years ended December 31, 2012, 2011 and 2010, respectively.

•

Revenues from sales of products manufactured by the Group and services rendered to the related metallurgical plants amounted to $213,543, $231,217 and $218,600 for the years ended December 31, 2012, 2011 and 2010, respectively.

•	Cost of the related metallurgical plants’ products used in the Group’s production amounted to $104,978, $283,804 and $174,821 for the years ended December 31, 2012, 2011 and 2010, respectively.

•

Cost of goods produced by the related metallurgical plants and further sold by the Group to third party customers amounted to $769,157, $1,221,419 and $974,206, including transportation costs, for the years ended December 31, 2012, 2011 and 2010, respectively. For such transactions, the Group determined that it functioned as a principal, and the amounts of $1,260,832, $1,293,487 and $1,051,184 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, respectively.

The related metallurgical plants used raw materials and semi-finished goods purchased from the Group in their production. The Group concluded that its sales to the related metallurgical plants and the Group’s purchases from these entities were not in contemplation with each other and are reported separately in the statement of operations and comprehensive income (loss).

In 2011, the Group’s operations with certain related metallurgical plants (namely VSDPP, EPP and MIR Steel) started to be carried out on tolling terms. Revenues from sales of products (steel pipe, basis steel coils and sheets) manufactured by the related metallurgical plants for the Group under the tolling agreements amounted to $413,087 and $274,466 for the years ended December 31, 2012 and 2011, respectively. The related cost of goods sold for these transactions amounted to $403,492 and $262,511 for the years ended December 31, 2012 and 2011, respectively. This cost includes cost of tolling services provided by the related metallurgical plants of $47,351 and $35,614 for the years ended December 31, 2012 and 2011, respectively.

In November 2011, the owners of the related metallurgical plants and the Group entered into a loan agreement pursuant to which a loan of $944,530 was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major related metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the related metallurgical plants to repay most of the accounts receivable owed to the Group. According to the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group is entitled to enforce the pledge over the pledged related metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service.

In September 2012, the Group extended the term of the loan for additional nine months from October 1, 2012 the pledges and guarantees remained the same. From September through December 2012, the loan was partially repaid in the amount of $213,363. To make this repayment, the owners of the related metallurgical plants used the proceeds received by them from the Group for the sale of Cognor (Note 3(a)) and proceeds under a security deposit, as discussed further below.

As of December 31, 2012, the loan balance amounted to $746,545, out of which $15,405 represents interest accrued on extended loan. The interest accrued on the loan amount before the extension was repaid in full.

The Group evaluates the recoverability of the loan amount based on the fair value of the pledged assets which, as of December 31, 2012, was $nil. This resulted in a $746,545 provision for amounts due from related parties recorded in 2012. The main reason for the pledged assets value deterioration was negative trends in the macroeconomic conditions which affected the performance of the related metallurgical plants.

Based on the combined design of the above mentioned loan and trading agreements, the Group has determined that the related metallurgical plants are Variable Interest Entities (“VIEs”), and that the Group is not the primary beneficiary of the related metallurgical plants. The Group is limited in its exposure to risks by the net amounts receivable from the related metallurgical plants.

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2012	2011	2010
Revenues
Steel segment products sales	346,331	314,297	387,215
Ferroalloy segment products sales	17,838	36,141	19,002
Mining segment products sales	3,981	4,315	9,150
Other revenues*	63,038	64,295	4,419

Total revenues	431,188	419,048	419,786

Costs and expenses
Cost of goods for resale, production and operating expenses	842,253	1,528,053	1,213,426
Transportation expenses	31,693	27,573	14,993
Other expenses	189	128	123
Provision for amounts due from related metallugrical plants	919,113	—	—

Total expenses	1,793,248	1,555,754	1,228,542

	December 31, 2012	December 31, 2011
Assets
Trade accounts receivable	90,231	83,910
Prepayments and other current assets	188,131	29,985
Loans issued	—	944,530

Total assets	278,362	1,058,425

Liabilities
Trade accounts payable	148,384	129,630
Advanced received and other payables	39,664	48,115
Long term payables	4,601	—
Loans received	19,653	—

Total liabilities	212,302	177,745

*	including power segment sales and services provided to related metallurgical plants by all segment companies

As of December 31, 2012, the amounts of trade accounts receivable from the related metallurgical plants included $3,790 of allowance for doubtful accounts from Experimental TES. The amounts of prepayments and other current assets were reduced by $172,617 of allowance for doubtful accounts. This allowance includes the balance of $149,900 due from the owners of the related metallurgical plants, which represents the security deposit paid by the Group in November and December 2012 in line with the Group’s intention to acquire some of the assets pledged under the loan agreement. The valuation of these assets as of December 31, 2012 reduced their value to $100 and the difference is to be returned to the Group by the owners of the related metallurgical plants. The allowance for doubtful accounts was recognized based on the Group’s estimates of future cash inflows from these balances.

Inventories in stock purchased from these entities amounted to $105,260 and $184,992 as of December 31, 2012 and 2011, respectively.

(b)	Metallurg Trust

In 2010, the Group started transactions with a trading company, Metallurg Trust, a party which can be significantly influenced by the Group through business relationships. Metallurg Trust is mostly involved in reselling the goods produced by Russian metallurgical plants described in Note 9(a) above on the domestic market and supplying raw materials and semi-finished goods.

During the years ended December 31, 2012, 2011 and 2010, the Group sold to Metallurg Trust $320,047, $422,989 and $220,168, respectively, of pig iron, semi-finished goods, coal and chrome produced by the Group’s entities for further supply to the Russian metallurgical plants mentioned above. As of December 31, 2012 and 2011, the Group had receivables from Metallurg Trust in the amount of $161,785 and $176,105, respectively. The Group provided to Metallurg Trust extended credit terms varying from 30 to 180 days. No allowance was created against this amount as the Group considers it to be fully collectible.

As of December 31, 2012, the amount of accounts payable to related metallurgical plants and Metallurg Trust included liabilities under the amicable agreement between Lomprom Rostov and other related and third parties. This agreement was signed in April 2010 under the following conditions: the repayment of debt is scheduled to be made on monthly equal installments after 3 years grace period through March 2017. The nominal value of debt to related metallurgical plants and Metallurg Trust was $26,945 and $965, respectively. The present value of debt to related metallurgical plants and Metallurg Trust in the amount of $20,952 and $775, respectively, was determined using a 12.2% discount rate.

(c)	Usina Siderurgica do Para Ltda (Usipar)

Usipar is a steel company located in Brazil, owned by the Controlling Shareholder, and it became a related party of the Group in September 2010. During the years ended December 31, 2012, 2011 and the period from September 2010 through December 31, 2010, the Group’s purchases of pig iron from Usipar amounted $32,351, $72,114 and $7,456, respectively, and the Group’s sales of coke and other raw materials to Usipar amounted $nil, $61,189 and $13,372, respectively. The Group further sold such pig iron to third party customers. For such transactions, the Group determined that it functioned as a principal, and the amounts of $34,820 and $75,683 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2011, the Group had trade accounts receivable from Usipar and prepayments made to Usipar in the amount of $23,841 and $56,703, respectively. During the year ended December 31, 2012, Usipar repaid all amounts due to the Group.

(d)	Laminorul S.A.

In October 2009, the Group became a related party to Laminorul S.A., a steel company located in Romania, through representation in the Administrative Council. The Group entered into an agreement for materials processing with Laminorul S.A. in June 2009.

On February 25, 2010, the Group acquired 100% of the shares of Donau Commodities SRL, which held a 90.9% ownership interest in Laminorul S.A. During the period from January 2010 through February 25, 2010, the Group’s sales to Laminorul S.A. amounted to $12,231 and the Group’s purchases of materials processing services from Laminorul S.A. amounted to $1,140.

(e)	Tomusinskiy Transportation Management Center (TPTU)

The Group subsidiaries own 40% of the ordinary shares in TPTU, which provides transportation services. During the years ended December 31, 2012, 2011 and 2010, the Group purchased transportation services in the amounts of $5,210, $5,664 and $2,857, respectively.

(f)	Tomusinskiy Auto Repair Shop (TRMZ)

The Group subsidiaries own 25% of the ordinary shares in TRMZ, which provides auto repair services. During the years ended December 31, 2012, 2011 and 2010, the Group purchased repair services in the amounts of $4,484, $4,797 and $4,043, respectively.

(g)	TPP Rousse

The Group’s subsidiaries owned 49% of the common shares in TPP Rousse until December 9, 2010, when the Group purchased the remaining 51% of the common shares of TPP Rousse and has been consolidating it from that date. During the period from January 1, 2010 through December 8, 2010, the Group’s sales to TPP Rousse amounted to $19,196.

In accordance with FASB ASC 205, financial position and results of operations of TPP Rousse is accounted for in the Group’s consolidated financial statements for the years ended December 31, 2012, 2011 and 2010 as discontinued operations (refer to Note 3(d,e)).

(h)	Calridge Ltd.

Calridge Ltd. is a company wholly owned by the Controlling Shareholder. During the year ended December 31, 2010, the Group issued U.S. dollar-denominated loans to Calridge Ltd. in the total amount of $135,336 bearing interest at 4%-8.5% p.a., which were fully repaid as of December 31, 2010. Interest income from these loans issued amounted to $358 in 2010. During the year ended December 31, 2010, the Group also obtained loans from Calridge Ltd. in the amount of $47,500 bearing interest at 3.5%-11.5%, which were fully repaid as of December 31, 2010. Interest expense comprised $322 in 2010. In January and February 2010, Calridge Ltd. settled the whole amount of its outstanding promissory notes to Coalmetbank, and Coalmetbank repaid the total amount of $59,030 to the Group. Interest income received from these loans issued comprised $125 in 2010.

(i)	Nerungribank

Nerungribank OOO is a commercial bank located in Nerungri, the Republic Sakha, which provides a range of banking services to local clients. The Group subsidiaries owned 43.6% of the ordinary shares in Nerungribank during the period from January 2010 through April 2010. On April 2, 2010, in addition to the existing interest, the Group acquired 40.58% and during the period from June through December 2010, the Group acquired 9.69% of the common shares of Nerungribank. During the period when Nerungribank was a related party to the Group, the amount of interest income received was $49. The Group’s purchases of banking service amounted $60. On December 28, 2010, the Group sold 93.06% of the ordinary shares in Nerungribank to a third party, and since that date Nerungribank is no longer considered a related party to the Group.